10. Financial instruments (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	$ 23,482,553	$ 20,717,847
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	9,228,745	8,966,695
Financial liabilities	32,711,298	29,684,542
Trade payables
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	14,895,194	13,933,226
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	0	0
Financial liabilities	14,895,194	13,933,226
Other payables
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	317,439	490,188
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	9,228,745	8,966,695
Financial liabilities	9,546,184	9,456,883
Borrowings
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	8,269,920	6,294,433
Financial liabilities at fair value through profit or loss	0	0
Non-financial liabilities	0	0
Financial liabilities	$ 8,269,920	$ 6,294,433